Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 10 — Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
Salary payables	989,520	889,502	126,551
Other payables and accrued expenses	562,145,062	633,948,371	90,192,973
Accrued interest payable	9,739,427	9,739,427	1,385,646
Total other payables and accrued liabilities	572,874,009	644,577,300	91,705,170

Other payables and accrued expenses include other payables with the amount of RMB 96,077,273 (USD 13,669,086) and other payments with the amount of RMB 537,871,098 (USD 76,523,887), which represent current balances with external parties.